UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01776
Name of Registrant: Vanguard Wellesley Income Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2013
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (13.5%)
U.S. Government Securities (7.8%)
1	United States Treasury Note/Bond	0.250%	10/31/14	12,025	12,029
	United States Treasury Note/Bond	0.250%	11/30/14	111,700	111,718
	United States Treasury Note/Bond	0.125%	12/31/14	268,500	267,998
	United States Treasury Note/Bond	0.250%	2/28/15	29,300	29,277
	United States Treasury Note/Bond	0.125%	4/30/15	918,200	914,610
	United States Treasury Note/Bond	0.250%	5/31/15	232,000	231,566
	United States Treasury Note/Bond	1.500%	6/30/16	341,500	349,665
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	44,895
	United States Treasury Note/Bond	0.750%	10/31/17	120,000	117,694
	United States Treasury Note/Bond	0.625%	4/30/18	90,000	86,935
	United States Treasury Note/Bond	3.125%	2/15/43	233,413	218,131
	United States Treasury Note/Bond	2.875%	5/15/43	304,000	269,371
					2,653,889
Agency Bonds and Notes (0.4%)
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	24,370
	Private Export Funding Corp.	2.250%	12/15/17	51,055	52,751
2	Tennessee Valley Authority	4.375%	6/15/15	35,000	37,694
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	19,218
					134,033
Conventional Mortgage-Backed Securities (5.0%)
[3,4] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	9	10
[3,4] Freddie Mac Gold Pool		5.000%	5/1/30–8/1/41	410,808	440,086
[3,4] Freddie Mac Gold Pool		5.500%	2/1/19–7/1/43	405,318	437,059
4	Ginnie Mae I Pool	4.000%	3/15/39–7/1/43	458,026	481,321
4	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	109	122
4	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	9,485	10,767
[4,5] Ginnie Mae II Pool		4.500%	2/20/41–7/1/43	323,394	345,434
					1,714,799
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4] Fannie Mae REMICS		3.500%	4/25/31	6,910	6,806
[3,4] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	13,815
[3,4] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,036
[3,4] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	80,142
					104,799
Total U.S. Government and Agency Obligations (Cost $4,629,349)					4,607,520
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
4	Ally Master Owner Trust	2.150%	1/15/16	34,305	34,473
4	Ally Master Owner Trust	1.720%	7/15/19	25,000	24,951
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	94,733
4	AmeriCredit Automobile Receivables Trust
	2010-3	2.040%	9/8/15	7,450	7,532
4	AmeriCredit Automobile Receivables Trust
	2010-3	3.340%	4/8/16	6,050	6,297
4	AmeriCredit Automobile Receivables Trust
	2011-1	2.190%	2/8/16	4,760	4,811
4	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	4,893	4,906

4	AmeriCredit Automobile Receivables Trust
	2011-3	2.280%	6/8/16	10,000	10,144
[4,6] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	19,465	19,645
[4,6] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	8,000	8,267
[4,6] Citibank Omni Master Trust 2009-A17		4.900%	11/15/18	18,000	19,003
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	15,332
[4,6] First Investors Auto Owner Trust		1.230%	3/15/19	18,000	17,906
4	Ford Credit Floorplan Master Owner Trust A
	Series2012-2	1.920%	1/15/19	27,005	27,480
[4,6] GE Equipment Small Ticket LLC Series 2011-
	1	1.450%	1/21/18	5,602	5,618
[4,6] Hertz Vehicle Financing LLC		2.200%	3/25/16	28,910	29,539
[4,6] Hertz Vehicle Financing LLC 2010-1A		3.740%	2/25/17	28,680	30,449
[4,6] HLSS Servicer Advance Receivables Backed
	Notes	1.495%	1/16/46	7,065	7,108
[4,6] HLSS Servicer Advance Receivables Backed
	Notes	2.289%	1/15/48	10,350	10,346
[4,6] Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	6,141	6,150
4	Nissan Auto Lease Trust 2011-A	1.040%	8/15/14	18,648	18,678
[4,6] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	24,733
4	Santander Drive Auto Receivables Trust
	2012-5	0.830%	12/15/16	6,365	6,369
[4,6] Springleaf Mortgage Loan Trust		2.310%	6/25/58	7,480	7,412
4	World Omni Automobile Lease Securitization
	Trust 2011-A	1.490%	10/15/14	8,067	8,082
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $447,372)					449,964
Corporate Bonds (40.2%)
Finance (15.4%)
	Banking (11.7%)
	American Express Co.	7.250%	5/20/14	17,000	17,971
	American Express Co.	5.500%	9/12/16	25,000	27,914
	American Express Co.	6.150%	8/28/17	35,000	40,475
	American Express Credit Corp.	2.750%	9/15/15	56,365	58,508
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,158
	American Express Credit Corp.	2.375%	3/24/17	35,650	36,312
	Bank of America Corp.	7.375%	5/15/14	12,590	13,253
	Bank of America Corp.	5.375%	6/15/14	25,525	26,482
	Bank of America Corp.	3.625%	3/17/16	10,000	10,424
	Bank of America Corp.	3.750%	7/12/16	28,940	30,285
	Bank of America Corp.	5.625%	10/14/16	22,500	24,869
	Bank of America Corp.	5.650%	5/1/18	60,090	66,721
	Bank of America Corp.	5.625%	7/1/20	25,000	27,512
	Bank of America Corp.	5.875%	1/5/21	10,285	11,535
	Bank of America Corp.	5.000%	5/13/21	35,910	38,097
	Bank of America Corp.	5.700%	1/24/22	26,000	28,807
	Bank of America Corp.	3.300%	1/11/23	13,000	12,260
	Bank of America Corp.	5.875%	2/7/42	8,770	9,771
	Bank of Montreal	2.500%	1/11/17	71,580	73,317
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,363
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	57,333
	Bank of Nova Scotia	3.400%	1/22/15	47,000	48,876
	Bank of Nova Scotia	2.550%	1/12/17	31,000	31,827
	Bank One Corp.	7.750%	7/15/25	25,000	31,640
	Barclays Bank plc	2.375%	1/13/14	27,000	27,254
	Barclays Bank plc	5.000%	9/22/16	12,865	14,208
	Barclays Bank plc	6.750%	5/22/19	18,605	22,171

Barclays Bank plc	5.125%	1/8/20	20,000	22,080
BB&T Corp.	1.600%	8/15/17	19,775	19,329
BB&T Corp.	5.250%	11/1/19	19,000	21,104
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,629
BNP Paribas SA	3.250%	3/11/15	34,770	35,875
Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	42,493
Capital One Financial Corp.	7.375%	5/23/14	18,335	19,379
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,377
Capital One Financial Corp.	3.150%	7/15/16	6,787	7,068
Capital One Financial Corp.	4.750%	7/15/21	36,165	38,099
Citigroup Inc.	6.010%	1/15/15	15,000	16,022
Citigroup Inc.	4.750%	5/19/15	14,725	15,566
Citigroup Inc.	4.587%	12/15/15	15,410	16,448
Citigroup Inc.	3.953%	6/15/16	41,322	43,531
Citigroup Inc.	4.450%	1/10/17	7,075	7,573
Citigroup Inc.	6.125%	11/21/17	18,000	20,415
Citigroup Inc.	1.750%	5/1/18	13,000	12,401
Citigroup Inc.	6.125%	5/15/18	8,500	9,696
Citigroup Inc.	8.500%	5/22/19	28,000	35,140
Citigroup Inc.	5.375%	8/9/20	72,645	80,009
Citigroup Inc.	4.500%	1/14/22	21,965	22,920
Citigroup Inc.	6.625%	6/15/32	9,000	9,229
Citigroup Inc.	6.000%	10/31/33	15,000	14,602
Citigroup Inc.	5.850%	12/11/34	15,000	15,888
Citigroup Inc.	6.125%	8/25/36	50,000	48,872
Citigroup Inc.	8.125%	7/15/39	3,380	4,473
Citigroup Inc.	5.875%	1/30/42	7,460	8,216
Comerica Inc.	3.000%	9/16/15	3,065	3,193
6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,914
6 Credit Agricole SA	3.500%	4/13/15	28,000	28,914
Credit Suisse	2.200%	1/14/14	32,000	32,278
Credit Suisse	3.500%	3/23/15	22,970	23,953
Credit Suisse	5.300%	8/13/19	9,000	10,096
Credit Suisse	4.375%	8/5/20	25,000	26,791
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	24,413
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,750
Deutsche Bank AG	3.450%	3/30/15	44,000	45,896
Goldman Sachs Group Inc.	3.625%	2/7/16	5,975	6,243
Goldman Sachs Group Inc.	6.250%	9/1/17	64,073	72,492
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	26,996
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,790
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	22,463
Goldman Sachs Group Inc.	5.250%	7/27/21	52,165	55,747
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	73,919
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,360
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	21,891
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	25,174
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	40,626
6 HSBC Bank plc	2.000%	1/19/14	11,000	11,036
6 HSBC Bank plc	3.500%	6/28/15	30,000	31,458
6 HSBC Bank plc	4.750%	1/19/21	42,960	46,833
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,475
HSBC Bank USA NA	5.875%	11/1/34	21,000	22,361
HSBC Holdings plc	4.000%	3/30/22	10,870	11,042
HSBC Holdings plc	7.625%	5/17/32	15,800	19,327
HSBC Holdings plc	6.500%	5/2/36	22,000	24,438
HSBC Holdings plc	6.100%	1/14/42	43,680	50,999

HSBC USA Inc.	1.625%	1/16/18	35,910	35,060
6 ING Bank NV	2.000%	10/18/13	34,000	34,114
6 ING Bank NV	3.750%	3/7/17	35,000	36,495
JPMorgan Chase & Co.	5.125%	9/15/14	5,625	5,881
JPMorgan Chase & Co.	3.150%	7/5/16	22,000	22,777
JPMorgan Chase & Co.	2.000%	8/15/17	35,000	34,854
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	79,108
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,791
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,374
JPMorgan Chase & Co.	4.500%	1/24/22	10,000	10,473
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	21,135
JPMorgan Chase & Co.	3.375%	5/1/23	21,215	19,726
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	75,399
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,036
6 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	15,322
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,697
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,320
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	36,779
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	29,554
Morgan Stanley	6.000%	5/13/14	20,894	21,732
Morgan Stanley	4.000%	7/24/15	32,000	33,287
Morgan Stanley	3.800%	4/29/16	9,470	9,807
Morgan Stanley	5.450%	1/9/17	15,000	16,173
Morgan Stanley	5.950%	12/28/17	10,000	11,068
Morgan Stanley	6.625%	4/1/18	15,000	16,999
Morgan Stanley	2.125%	4/25/18	104,400	99,854
Morgan Stanley	7.300%	5/13/19	53,955	62,634
Morgan Stanley	5.500%	7/24/20	15,000	16,071
Morgan Stanley	5.750%	1/25/21	13,900	15,081
Morgan Stanley	7.250%	4/1/32	51,100	61,265
National City Bank	5.800%	6/7/17	50,000	56,483
6 Nordea Bank AB	2.125%	1/14/14	33,000	33,270
6 Nordea Bank AB	3.700%	11/13/14	12,155	12,604
Northern Trust Corp.	3.450%	11/4/20	10,285	10,584
PNC Bank NA	5.250%	1/15/17	16,000	17,549
4 PNC Financial Services Group Inc.	4.494%	5/30/49	12,000	11,880
PNC Funding Corp.	4.250%	9/21/15	5,765	6,118
6 Standard Chartered plc	3.850%	4/27/15	8,525	8,923
State Street Corp.	5.375%	4/30/17	55,500	62,634
6 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,006
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	58,991
UBS AG	3.875%	1/15/15	15,107	15,764
UBS AG	4.875%	8/4/20	45,000	49,697
US Bancorp	2.875%	11/20/14	17,000	17,512
US Bancorp	1.650%	5/15/17	25,000	24,883
US Bank NA	4.950%	10/30/14	12,400	13,052
Wachovia Bank NA	4.800%	11/1/14	19,640	20,662
Wachovia Corp.	4.875%	2/15/14	19,250	19,766
Wachovia Corp.	5.250%	8/1/14	14,495	15,144
Wachovia Corp.	5.750%	2/1/18	9,500	10,945
Wachovia Corp.	6.605%	10/1/25	15,000	18,079
Wells Fargo & Co.	3.750%	10/1/14	20,000	20,719
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,938
Wells Fargo & Co.	3.676%	6/15/16	17,000	18,117
Wells Fargo & Co.	2.625%	12/15/16	20,000	20,702
Wells Fargo & Co.	5.625%	12/11/17	47,000	53,588
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,653
Wells Fargo & Co.	3.500%	3/8/22	61,300	62,006

Wells Fargo & Co.	3.450%	2/13/23	17,035	16,207
Wells Fargo Bank NA	5.950%	8/26/36	25,000	27,973

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,528

Finance Companies (1.1%)
General Electric Capital Corp.	5.300%	2/11/21	6,305	6,866
General Electric Capital Corp.	4.650%	10/17/21	65,000	68,772
General Electric Capital Corp.	3.150%	9/7/22	43,246	40,840
General Electric Capital Corp.	3.100%	1/9/23	7,785	7,344
General Electric Capital Corp.	6.750%	3/15/32	75,000	90,194
General Electric Capital Corp.	6.150%	8/7/37	11,850	13,509
General Electric Capital Corp.	5.875%	1/14/38	96,305	106,097
General Electric Capital Corp.	6.875%	1/10/39	33,000	40,757
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,241

Insurance (2.0%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,968
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,912
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,871
Aetna Inc.	1.750%	5/15/17	2,966	2,922
Aetna Inc.	6.500%	9/15/18	5,395	6,399
Allstate Corp.	6.200%	5/16/14	7,000	7,336
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	36,659
Cigna Corp.	2.750%	11/15/16	13,365	13,867
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	18,481
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,980
Loews Corp.	2.625%	5/15/23	19,375	17,567
6 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,953
MetLife Inc.	4.125%	8/13/42	5,300	4,711
6 Metropolitan Life Global Funding I	2.000%	1/9/15	17,000	17,282
6 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	34,521
6 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,009
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,954
6 New York Life Global Funding	1.650%	5/15/17	53,000	52,555
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	49,796
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,612
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,404
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,692
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,643
6 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	7,974
Travelers Cos. Inc.	5.800%	5/15/18	8,690	10,158
Travelers Cos. Inc.	5.900%	6/2/19	9,400	11,132
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	25,813
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,110
UnitedHealth Group Inc.	2.875%	3/15/22	1,665	1,586
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,268
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	24,383
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	34,495
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	28,356
WellPoint Inc.	4.350%	8/15/20	25,635	27,270
WellPoint Inc.	3.125%	5/15/22	30,450	29,213
WellPoint Inc.	3.300%	1/15/23	8,096	7,721

Real Estate Investment Trusts (0.6%)
Duke Realty LP	6.500%	1/15/18	5,170	5,959
HCP Inc.	6.000%	1/30/17	20,000	22,419

Liberty Property LP	6.625%	10/1/17	10,096	11,641
Realty Income Corp.	5.950%	9/15/16	9,940	11,148
Realty Income Corp.	5.750%	1/15/21	8,675	9,789
Simon Property Group LP	5.100%	6/15/15	16,000	17,296
Simon Property Group LP	5.250%	12/1/16	5,000	5,573
Simon Property Group LP	5.875%	3/1/17	15,000	16,965
Simon Property Group LP	6.125%	5/30/18	6,625	7,779
Simon Property Group LP	4.375%	3/1/21	22,000	23,688
Simon Property Group LP	4.125%	12/1/21	12,946	13,477
6 WEA Finance LLC	7.125%	4/15/18	21,425	25,677
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	26,500
				5,272,592
Industrial (21.8%)
Basic Industry (0.6%)
6 Barrick Gold Corp.	4.100%	5/1/23	11,500	9,685
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	24,106
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	16,613
Rio Tinto Finance USA plc	1.375%	6/17/16	21,000	20,843
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,145
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	37,280
Rio Tinto Finance USA plc	2.250%	12/14/18	21,000	20,391
Rio Tinto Finance USA plc	3.500%	3/22/22	34,000	32,550
Rio Tinto Finance USA plc	4.750%	3/22/42	10,000	9,502

Capital Goods (1.6%)
3M Co.	6.375%	2/15/28	20,825	25,979
Boeing Co.	3.750%	11/20/16	23,500	25,569
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,911
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,780
Caterpillar Financial Services Corp.	2.625%	3/1/23	48,000	44,785
Caterpillar Inc.	3.900%	5/27/21	32,880	34,462
Caterpillar Inc.	2.600%	6/26/22	9,575	9,126
Caterpillar Inc.	3.803%	8/15/42	20,469	17,893
Deere & Co.	4.375%	10/16/19	13,090	14,528
Dover Corp.	4.875%	10/15/15	10,000	10,923
Eaton Corp.	5.300%	3/15/17	20,000	22,284
Eaton Corp.	6.500%	6/1/25	10,000	12,111
General Dynamics Corp.	3.875%	7/15/21	9,950	10,433
General Electric Co.	4.125%	10/9/42	7,940	7,371
Honeywell International Inc.	4.250%	3/1/21	29,484	32,273
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,044
John Deere Capital Corp.	2.000%	1/13/17	53,000	53,640
John Deere Capital Corp.	3.150%	10/15/21	21,251	21,027
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,847
Raytheon Co.	3.125%	10/15/20	10,000	10,058
6 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	52,307
United Technologies Corp.	1.800%	6/1/17	13,070	13,121
United Technologies Corp.	4.500%	4/15/20	24,170	26,967
United Technologies Corp.	3.100%	6/1/22	10,095	9,959
United Technologies Corp.	4.500%	6/1/42	38,885	38,383

Communication (4.8%)
America Movil SAB de CV	3.125%	7/16/22	57,330	53,414
America Movil SAB de CV	6.125%	3/30/40	10,000	10,892
America Movil SAB de CV	4.375%	7/16/42	17,680	15,084
6 American Tower Trust I	1.551%	3/15/18	13,530	13,291
AT&T Inc.	2.500%	8/15/15	21,000	21,547

AT&T Inc.	2.950%	5/15/16	40,093	41,914
AT&T Inc.	1.600%	2/15/17	20,000	19,801
AT&T Inc.	1.400%	12/1/17	20,000	19,499
AT&T Inc.	3.875%	8/15/21	40,000	41,206
AT&T Inc.	3.000%	2/15/22	10,000	9,555
AT&T Inc.	6.500%	9/1/37	50,000	56,873
AT&T Inc.	6.300%	1/15/38	2,863	3,191
AT&T Inc.	6.400%	5/15/38	5,000	5,629
AT&T Inc.	6.550%	2/15/39	19,580	22,481
AT&T Inc.	5.350%	9/1/40	33,257	33,600
AT&T Inc.	5.550%	8/15/41	12,137	12,510
BellSouth Corp.	6.000%	11/15/34	34,000	34,877
CBS Corp.	5.750%	4/15/20	3,995	4,527
CBS Corp.	4.300%	2/15/21	36,710	38,071
CBS Corp.	3.375%	3/1/22	6,930	6,657
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	16,218
Comcast Corp.	4.250%	1/15/33	15,060	14,421
Comcast Corp.	6.450%	3/15/37	20,000	23,965
Comcast Corp.	6.950%	8/15/37	45,000	56,689
Comcast Corp.	4.500%	1/15/43	20,000	19,146
6 COX Communications Inc.	5.875%	12/1/16	40,000	45,726
6 COX Communications Inc.	4.700%	12/15/42	5,250	4,689
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,299
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	41,477
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	11,443
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	16,655	16,070
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	21,536
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,900	5,063
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,529
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	11,000	10,553
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	8,000	7,998
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,895	26,039
Discovery Communications LLC	5.625%	8/15/19	7,635	8,758
Discovery Communications LLC	5.050%	6/1/20	13,365	14,829
Discovery Communications LLC	3.250%	4/1/23	4,465	4,202
Discovery Communications LLC	4.950%	5/15/42	3,205	3,026
Discovery Communications LLC	4.875%	4/1/43	6,780	6,388
France Telecom SA	8.500%	3/1/31	40,000	53,992
Grupo Televisa SAB	6.625%	1/15/40	13,805	15,295
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	31,312
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	46,082
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	81,276
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,088
News America Inc.	4.500%	2/15/21	4,650	4,976
News America Inc.	6.200%	12/15/34	11,000	11,990
News America Inc.	6.150%	3/1/37	12,668	13,837
News America Inc.	6.650%	11/15/37	5,320	6,103
News America Inc.	6.150%	2/15/41	7,985	8,875
6 SBA Tower Trust	4.254%	4/15/15	16,640	17,181

6	SBA Tower Trust	2.933%	12/15/17	28,850	28,997
	Telefonica Emisiones SAU	3.992%	2/16/16	14,590	15,032
	Time Warner Cable Inc.	5.850%	5/1/17	70,000	77,384
	Verizon Communications Inc.	3.000%	4/1/16	5,630	5,879
	Verizon Communications Inc.	5.500%	4/1/17	35,000	39,430
	Verizon Communications Inc.	6.100%	4/15/18	11,000	12,863
	Verizon Communications Inc.	3.500%	11/1/21	78,905	79,267
	Verizon Communications Inc.	6.400%	2/15/38	23,000	26,638
	Verizon Communications Inc.	4.750%	11/1/41	28,730	27,240
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	18,254
	Verizon Virginia LLC	7.875%	1/15/22	16,000	20,094
	Vodafone Group plc	2.875%	3/16/16	34,000	35,188
	Vodafone Group plc	1.250%	9/26/17	37,000	35,549
	Vodafone Group plc	5.450%	6/10/19	26,000	29,250
	Vodafone Group plc	2.500%	9/26/22	23,185	20,629

	Consumer Cyclical (3.9%)
	Amazon.com Inc.	2.500%	11/29/22	31,600	28,668
6	American Honda Finance Corp.	6.700%	10/1/13	25,000	25,355
6	American Honda Finance Corp.	2.500%	9/21/15	25,000	25,760
6	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,481
6	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,084
	AutoZone Inc.	4.000%	11/15/20	25,000	25,583
	AutoZone Inc.	3.700%	4/15/22	12,752	12,456
	AutoZone Inc.	3.125%	7/15/23	22,000	20,531
	CVS Caremark Corp.	5.750%	6/1/17	12,176	13,966
	CVS Caremark Corp.	2.750%	12/1/22	20,000	18,751
[4,6] CVS Pass-Through Trust		5.926%	1/10/34	15,961	17,820
	Daimler Finance North America LLC	6.500%	11/15/13	11,845	12,098
6	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,745
6	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,283
6	Daimler Finance North America LLC	2.250%	7/31/19	55,275	53,716
	eBay Inc.	1.350%	7/15/17	10,960	10,779
	eBay Inc.	2.600%	7/15/22	17,530	16,297
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,312
	Home Depot Inc.	3.950%	9/15/20	5,500	5,971
	Home Depot Inc.	4.400%	4/1/21	12,300	13,477
	Home Depot Inc.	2.700%	4/1/23	24,715	23,377
6	Hyundai Capital America	1.625%	10/2/15	13,520	13,489
	Johnson Controls Inc.	5.000%	3/30/20	29,000	31,965
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,386
	Lowe's Cos. Inc.	5.000%	10/15/15	20,000	21,874
	Lowe's Cos. Inc.	2.125%	4/15/16	16,665	17,151
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,133
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	11,616
	McDonald's Corp.	1.875%	5/29/19	6,180	6,074
	McDonald's Corp.	3.500%	7/15/20	21,760	22,746
	McDonald's Corp.	2.625%	1/15/22	10,175	9,744
6	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	41,722
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	37,488
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	34,494
	Target Corp.	5.375%	5/1/17	5,000	5,669
	Target Corp.	6.000%	1/15/18	16,500	19,439
	Target Corp.	2.900%	1/15/22	24,000	23,509
	Target Corp.	7.000%	1/15/38	17,500	22,921
	Time Warner Inc.	5.875%	11/15/16	39,000	44,347
	Time Warner Inc.	4.750%	3/29/21	13,000	13,942
	Time Warner Inc.	6.250%	3/29/41	8,000	8,859

Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	31,014
Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,287
Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	21,847
Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	33,129
Viacom Inc.	6.250%	4/30/16	20,000	22,624
Viacom Inc.	5.625%	9/15/19	10,000	11,428
Viacom Inc.	3.875%	12/15/21	9,815	9,835
Viacom Inc.	4.875%	6/15/43	18,630	17,183
6 Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,231
6 Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,489
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	79,280
Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,499
Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,373
Wal-Mart Stores Inc.	2.550%	4/11/23	70,275	66,094
Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	61,113
Walt Disney Co.	5.625%	9/15/16	20,000	22,790

Consumer Noncyclical (7.2%)
6 AbbVie Inc.	1.750%	11/6/17	28,485	27,927
6 AbbVie Inc.	2.000%	11/6/18	34,395	33,479
Altria Group Inc.	4.750%	5/5/21	40,806	43,738
Altria Group Inc.	2.850%	8/9/22	13,000	11,967
Altria Group Inc.	4.500%	5/2/43	46,000	41,267
Amgen Inc.	2.300%	6/15/16	11,460	11,801
Amgen Inc.	5.150%	11/15/41	31,000	31,225
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	6,635	8,383
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,289
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	86,623
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,588
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	35,200	32,765
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	5,704
AstraZeneca plc	5.900%	9/15/17	50,000	58,133
AstraZeneca plc	1.950%	9/18/19	40,325	39,411
6 BAT International Finance plc	3.250%	6/7/22	50,880	50,351
Baxter International Inc.	2.400%	8/15/22	34,155	31,609
Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,439
BestFoods	6.625%	4/15/28	25,000	31,991
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,594
Cardinal Health Inc.	1.700%	3/15/18	2,401	2,335
Cardinal Health Inc.	3.200%	3/15/23	11,650	10,901
6 Cargill Inc.	6.000%	11/27/17	7,000	8,188
6 Cargill Inc.	6.125%	9/15/36	22,000	25,505
6 Cargill Inc.	6.625%	9/15/37	42,830	52,944
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,897
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	36,775	33,954
Coca-Cola Co.	5.350%	11/15/17	50,000	57,476
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,101
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,146
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,654
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,777
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,353
ConAgra Foods Inc.	1.900%	1/25/18	8,125	8,014
ConAgra Foods Inc.	3.200%	1/25/23	6,990	6,691
Diageo Capital plc	5.500%	9/30/16	11,066	12,523
Diageo Capital plc	2.625%	4/29/23	42,580	39,553
Diageo Investment Corp.	2.875%	5/11/22	17,245	16,588
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,702
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	6,850	6,491

Dr Pepper Snapple Group Inc.	2.700%	11/15/22	6,900	6,433
Eli Lilly & Co.	5.500%	3/15/27	20,000	22,989
Express Scripts Holding Co.	3.500%	11/15/16	46,000	48,791
Express Scripts Holding Co.	2.650%	2/15/17	12,371	12,587
Express Scripts Holding Co.	4.750%	11/15/21	10,000	10,686
General Mills Inc.	5.650%	2/15/19	6,850	7,972
7 General Mills Inc.	6.390%	2/5/23	50,000	58,636
General Mills Inc.	4.150%	2/15/43	18,400	17,206
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	23,202
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	29,335	27,806
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,797
GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	20,634
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	41,565
6 Heineken NV	1.400%	10/1/17	7,495	7,284
6 Heineken NV	2.750%	4/1/23	22,335	20,550
6 Heineken NV	4.000%	10/1/42	1,260	1,079
Johnson & Johnson	6.730%	11/15/23	15,000	19,431
Kaiser Foundation Hospitals	3.500%	4/1/22	11,760	11,667
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	11,829
Kellogg Co.	4.000%	12/15/20	41,000	43,143
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	30,042
Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,196
Kraft Foods Group Inc.	3.500%	6/6/22	36,735	36,523
Kraft Foods Group Inc.	5.000%	6/4/42	11,075	11,124
Kroger Co.	2.200%	1/15/17	22,780	22,837
McKesson Corp.	3.250%	3/1/16	4,910	5,186
McKesson Corp.	2.700%	12/15/22	7,010	6,537
McKesson Corp.	2.850%	3/15/23	6,840	6,463
Medtronic Inc.	1.375%	4/1/18	16,225	15,713
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	12,275
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	5,930
Merck & Co. Inc.	1.300%	5/18/18	20,615	20,017
Merck & Co. Inc.	3.875%	1/15/21	30,000	31,976
Merck & Co. Inc.	2.800%	5/18/23	15,650	14,797
Merck & Co. Inc.	4.150%	5/18/43	28,405	27,226
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	20,580
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,036
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	14,742
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	12,767
Mondelez International Inc.	4.125%	2/9/16	15,000	16,044
Mondelez International Inc.	5.375%	2/10/20	15,000	16,790
Mondelez International Inc.	6.875%	1/26/39	7,000	8,589
Mondelez International Inc.	6.500%	2/9/40	12,000	14,369
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,007
PepsiCo Inc.	3.100%	1/15/15	24,287	25,186
PepsiCo Inc.	3.125%	11/1/20	48,610	49,695
PepsiCo Inc.	2.750%	3/5/22	12,360	11,818
PepsiCo Inc.	4.000%	3/5/42	35,200	32,006
6 Pernod-Ricard SA	4.450%	1/15/22	31,465	32,283
Pfizer Inc.	6.200%	3/15/19	28,600	34,498
Pfizer Inc.	3.000%	6/15/23	40,000	38,837
Philip Morris International Inc.	4.500%	3/26/20	25,000	27,694
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,557
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,196
Philip Morris International Inc.	2.625%	3/6/23	23,000	21,296

Philip Morris International Inc.	3.875%	8/21/42	22,785	19,430
4 Procter & Gamble - Esop	9.360%	1/1/21	17,531	22,763
Procter & Gamble Co.	6.450%	1/15/26	25,000	32,003
Procter & Gamble Co.	5.550%	3/5/37	25,000	29,733
6 Roche Holdings Inc.	6.000%	3/1/19	37,000	44,344
6 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,421
6 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,368
6 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	5,631
6 SABMiller plc	6.500%	7/15/18	30,000	35,806
Sanofi	4.000%	3/29/21	36,275	38,644
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,694
6 Tesco plc	5.500%	11/15/17	10,000	11,311
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,257
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,304
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,234
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,688
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	18,492
Unilever Capital Corp.	4.250%	2/10/21	78,185	84,862
Wyeth LLC	5.950%	4/1/37	15,000	17,710
6 Zoetis Inc.	3.250%	2/1/23	3,160	3,015
6 Zoetis Inc.	4.700%	2/1/43	3,790	3,565

Energy (1.6%)
Apache Corp.	6.900%	9/15/18	5,000	6,089
6 BG Energy Capital plc	2.875%	10/15/16	26,655	27,881
BP Capital Markets plc	3.125%	10/1/15	11,000	11,518
BP Capital Markets plc	3.200%	3/11/16	24,000	25,221
BP Capital Markets plc	2.248%	11/1/16	34,545	35,415
BP Capital Markets plc	4.750%	3/10/19	18,140	20,233
BP Capital Markets plc	4.500%	10/1/20	28,000	30,401
BP Capital Markets plc	4.742%	3/11/21	10,000	10,869
BP Capital Markets plc	3.245%	5/6/22	10,000	9,677
Chevron Corp.	3.191%	6/24/23	42,875	42,749
ConocoPhillips	7.000%	3/30/29	11,500	14,373
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	17,105
Encana Corp.	6.500%	8/15/34	15,000	16,343
EOG Resources Inc.	5.625%	6/1/19	8,285	9,686
6 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,924
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,974
Occidental Petroleum Corp.	2.700%	2/15/23	18,000	16,616
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,331
Shell International Finance BV	3.250%	9/22/15	13,240	13,961
Shell International Finance BV	4.375%	3/25/20	24,000	26,557
Shell International Finance BV	2.250%	1/6/23	46,000	42,172
Suncor Energy Inc.	5.950%	12/1/34	13,000	14,055
Texaco Capital Inc.	8.625%	4/1/32	25,000	37,542
Total Capital International SA	1.550%	6/28/17	38,435	38,000
Total Capital International SA	2.700%	1/25/23	30,390	28,462

Other Industrial (0.2%)
6 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,762
6 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,415
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,316
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	23,472

Technology (1.4%)
Apple Inc.	2.400%	5/3/23	43,355	40,185
Apple Inc.	3.850%	5/4/43	15,275	13,582

Cisco Systems Inc.	4.450%	1/15/20	41,500	45,965
EMC Corp.	1.875%	6/1/18	17,750	17,543
EMC Corp.	2.650%	6/1/20	17,750	17,577
EMC Corp.	3.375%	6/1/23	17,750	17,397
Hewlett-Packard Co.	3.750%	12/1/20	42,000	40,843
Hewlett-Packard Co.	4.300%	6/1/21	45,000	44,300
Intel Corp.	3.300%	10/1/21	10,000	10,032
International Business Machines Corp.	2.000%	1/5/16	35,000	35,917
International Business Machines Corp.	1.250%	2/6/17	8,395	8,300
International Business Machines Corp.	5.700%	9/14/17	41,710	48,081
International Business Machines Corp.	7.000%	10/30/25	25,000	32,797
Microsoft Corp.	3.000%	10/1/20	10,000	10,265
Microsoft Corp.	4.000%	2/8/21	13,500	14,625
Microsoft Corp.	4.500%	10/1/40	18,210	18,378
Oracle Corp.	5.000%	7/8/19	35,000	40,013
Oracle Corp.	6.125%	7/8/39	8,000	9,659
Xerox Corp.	8.250%	5/15/14	10,335	10,988
Xerox Corp.	6.750%	2/1/17	3,525	3,999
Xerox Corp.	6.350%	5/15/18	2,395	2,729
Xerox Corp.	5.625%	12/15/19	1,245	1,380

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,048
6 ERAC USA Finance LLC	6.375%	10/15/17	36,290	42,246
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,748
6 ERAC USA Finance LLC	3.300%	10/15/22	745	706
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,640
FedEx Corp.	2.625%	8/1/22	14,760	13,691
FedEx Corp.	2.700%	4/15/23	8,965	8,286
FedEx Corp.	3.875%	8/1/42	4,505	3,861
6 Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	3,820	3,649
Ryder System Inc.	2.500%	3/1/18	32,000	31,851
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,147
United Parcel Service Inc.	4.875%	11/15/40	14,810	15,604
				7,459,196
Utilities (3.0%)
Electric (2.7%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,223
Ameren Illinois Co.	2.700%	9/1/22	58,000	55,109
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,003
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	24,854
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	61,047
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	23,954
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,691
Duke Energy Corp.	2.150%	11/15/16	35,000	35,750
Duke Energy Corp.	1.625%	8/15/17	34,840	34,196
Duke Energy Progress Inc.	2.800%	5/15/22	20,140	19,302
Duke Energy Progress Inc.	6.300%	4/1/38	1,625	2,008
6 Enel Finance International NV	6.800%	9/15/37	8,935	8,925
Florida Power & Light Co.	6.200%	6/1/36	22,452	27,759
Florida Power & Light Co.	5.250%	2/1/41	23,745	26,660
Florida Power & Light Co.	4.125%	2/1/42	20,000	19,139
Georgia Power Co.	5.700%	6/1/17	50,000	57,729
Georgia Power Co.	4.300%	3/15/42	25,835	23,829
MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	41,432
Mississippi Power Co.	4.250%	3/15/42	20,000	18,090

National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	13,557
6 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,051
NSTAR LLC	4.500%	11/15/19	1,880	2,083
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,570
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	11,105
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,918
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	41,586
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	30,799
PacifiCorp	2.950%	6/1/23	14,835	14,355
Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,143
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,028
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,268
Progress Energy Inc.	3.150%	4/1/22	20,800	19,943
PSEG Power LLC	5.125%	4/15/20	15,000	16,435
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,485
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	19,542
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	28,195
Southern California Edison Co.	5.500%	8/15/18	31,730	37,028
Southern California Edison Co.	3.875%	6/1/21	24,860	26,317
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	58,035
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,298

Natural Gas (0.3%)
6 DCP Midstream LLC	6.450%	11/3/36	9,375	10,047
Nisource Finance Corp.	6.400%	3/15/18	50,000	58,170
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	32,501
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	19,428
				1,050,587
Total Corporate Bonds (Cost $13,195,785)				13,782,375
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
6 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	11,078
6 CDP Financial Inc.	4.400%	11/25/19	22,000	24,420
6 Electricite de France SA	4.600%	1/27/20	31,972	34,731
6 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	20,000	18,072
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,124
Province of New Brunswick	5.200%	2/21/17	30,000	34,177
Province of Ontario	4.400%	4/14/20	48,000	53,446
6 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,194
Statoil ASA	3.125%	8/17/17	33,000	34,856
Statoil ASA	5.250%	4/15/19	8,895	10,279
6 Temasek Financial I Ltd.	2.375%	1/23/23	39,070	34,598
Total Sovereign Bonds (Cost $268,150)				281,975
Taxable Municipal Bonds (2.9%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,860	39,820
California GO	5.700%	11/1/21	15,655	18,288
California GO	7.550%	4/1/39	39,955	53,475
California GO	7.300%	10/1/39	3,465	4,500
California GO	7.600%	11/1/40	17,685	23,872
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,216
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	13,359
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	15,829
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	27,383

	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,451
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	74,741
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	24,006	26,425
	Houston TX GO	6.290%	3/1/32	23,000	26,579
	Illinois GO	5.100%	6/1/33	2,535	2,390
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	19,560
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,130	15,157
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	36,228
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	32,737
	Louisville & Jefferson County KY Metropolitan
	Sewer District Revenue	6.250%	5/15/43	11,000	13,489
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	13,735
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	17,275
8	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	46,080	55,509
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	38,708
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,584
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	2,023
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	13,848
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,301
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	9,261
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	34,537
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	38,879
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	17,216
9	Oregon School Boards Association GO	4.759%	6/30/28	15,000	15,837
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,143
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	6,665
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	52,589
	President & Fellows of Harvard College
	Massachusetts GO	6.300%	10/1/37	68,000	76,415
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	16,114
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	7,289
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	13,915
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	11,330	13,646
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	13,855	16,468
	University of California Revenue	5.770%	5/15/43	23,675	26,054
	Utah GO	3.289%	7/1/20	21,900	22,719
[10] Wisconsin GO		5.700%	5/1/26	9,000	10,562
Total Taxable Municipal Bonds (Cost $897,451)					992,791

	Shares
Common Stocks (39.5%)
Consumer Discretionary (2.2%)
Mattel Inc.	3,869,630	175,333
WPP plc	9,050,438	154,698
McDonald's Corp.	1,480,630	146,582
Time Warner Cable Inc.	1,294,600	145,617
Thomson Reuters Corp.	3,492,310	113,745
		735,975
Consumer Staples (5.3%)
Philip Morris International Inc.	3,771,640	326,699
Kraft Foods Group Inc.	5,616,486	313,793
Sysco Corp.	7,283,320	248,798
Unilever NV	5,872,210	230,837
Procter & Gamble Co.	1,839,190	141,599
Altria Group Inc.	3,526,460	123,391
Imperial Tobacco Group plc	3,431,818	118,998
PepsiCo Inc.	1,366,440	111,761
General Mills Inc.	1,971,100	95,657
Kimberly-Clark Corp.	645,230	62,678
British American Tobacco plc	913,817	46,870
		1,821,081
Energy (4.7%)
Chevron Corp.	4,905,380	580,503
Royal Dutch Shell plc Class B	12,863,685	426,034
Exxon Mobil Corp.	3,441,700	310,958
ConocoPhillips	3,007,470	181,952
BP plc ADR	2,784,800	116,237
		1,615,684
Financials (5.5%)
Marsh & McLennan Cos. Inc.	12,566,090	501,638
Wells Fargo & Co.	10,621,962	438,368
JPMorgan Chase & Co.	8,237,700	434,868
BlackRock Inc.	1,015,190	260,752
M&T Bank Corp.	2,086,440	233,160
		1,868,786
Health Care (6.0%)
Johnson & Johnson	7,342,790	630,452
Merck & Co. Inc.	10,991,350	510,548
Roche Holding AG	1,184,881	294,084
Pfizer Inc.	10,311,397	288,822
AstraZeneca plc ADR	2,627,350	124,274
Zoetis Inc.	3,298,066	101,877
Baxter International Inc.	1,363,500	94,450
		2,044,507
Industrials (6.1%)
Eaton Corp. plc	5,851,060	385,058
General Electric Co.	16,074,700	372,772
3M Co.	2,831,260	309,598
United Technologies Corp.	2,131,000	198,055
United Parcel Service Inc. Class B	1,951,800	168,792
Waste Management Inc.	3,491,680	140,820
Illinois Tool Works Inc.	1,996,670	138,110
Schneider Electric SA	1,895,102	137,636
Stanley Black & Decker Inc.	1,770,000	136,821

Lockheed Martin Corp.			996,530	108,084
				2,095,746
Information Technology (4.6%)
Microsoft Corp.			14,060,560	485,511
Analog Devices Inc.			7,202,980	324,566
Intel Corp.			12,052,820	291,919
Cisco Systems Inc.			8,966,700	217,981
Linear Technology Corp.			3,230,170	118,999
Texas Instruments Inc.			2,089,100	72,847
Maxim Integrated Products Inc.			2,200,450	61,129
				1,572,952
Materials (1.7%)
International Paper Co.			3,546,830	157,160
Dow Chemical Co.			4,877,900	156,922
EI du Pont de Nemours & Co.			2,815,410	147,809
Nucor Corp.			2,935,080	127,148
				589,039
Telecommunication Services (1.2%)
AT&T Inc.			6,041,305	213,862
Verizon Communications Inc.			2,540,000	127,863
Vodafone Group plc ADR			2,642,890	75,957
				417,682
Utilities (2.2%)
National Grid plc			21,997,931	249,362
Xcel Energy Inc.			6,479,370	183,625
NextEra Energy Inc.			1,983,570	161,621
Northeast Utilities			2,209,090	92,826
PG&E Corp.			828,750	37,899
Dominion Resources Inc.			594,430	33,776
				759,109
Total Common Stocks (Cost $9,987,296)				13,520,561
Temporary Cash Investments (0.6%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (0.6%)
Bank of America Securities, LLC
(Dated 6/28/13, Repurchase Value
$2,200,000, collateralized by Government
National Mortgage Assn. 3.000%, 11/15/42,
with a value of $2,244,000)	0.130%	7/1/13	2,200	2,200
Bank of Montreal
(Dated 6/28/13, Repurchase Value
$4,900,000, collateralized by U.S. Treasury
Note/Bond 1.000%, 10/31/16, with a value
of $4,998,000)	0.150%	7/1/13	4,900	4,900
Barclays Capital Inc.
(Dated 6/28/13, Repurchase Value
$5,300,000, collateralized by U.S. Treasury
Note/Bond 0.500%, 7/31/17, with a value of
$5,406,000)	0.100%	7/1/13	5,300	5,300
Deutsche Bank Securities, Inc.
(Dated 6/28/13, Repurchase Value
$5,900,000, collateralized by Federal
National Mortgage Assn. 4.000%, 1/1/41,
with a value of $6,018,000)	0.250%	7/1/13	5,900	5,900

HSBC Bank USA
(Dated 6/28/13, Repurchase Value
$4,500,000, collateralized by Federal
National Mortgage Assn. 4.000%, 1/1/41,
with a value of $4,592,000)	0.150%	7/1/13	4,500	4,500
RBC Capital Markets LLC
(Dated 6/28/13, Repurchase Value
$175,802,000, collateralized by
Government National Mortgage Assn.
3.500%, 10/20/42, with a value of
$179,316,000)	0.130%	7/1/13	175,800	175,800
RBS Securities, Inc.
(Dated 6/28/13, Repurchase Value
$5,200,000, collateralized by U.S. Treasury
Note/Bond 1.000%, 9/30/16, with a value of
5,307,000)	0.100%	7/1/13	5,200	5,200
				203,800
Total Temporary Cash Investments (Cost $203,800)				203,800
Total Investments (98.8%) (Cost $29,629,203)				33,838,986
Other Assets and Liabilities-Net (1.2%)[11]				420,091
Net Assets (100%)				34,259,077

1 Securities with a value of $520,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2013.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate value of these securities was $2,230,559,000, representing 6.5% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Cash of $1,187,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,607,520	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	449,964	—
Corporate Bonds	—	13,782,375	—
Sovereign Bonds	—	281,975	—
Taxable Municipal Bonds	—	992,791	—
Common Stocks	12,092,879	1,427,682	—
Temporary Cash Investments		203,800	—
Futures Contracts—Assets[1]	84	—	—
Swap Contracts—Liabilities	—	(918)	—
Total	12,092,963	21,745,189	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(1,079)	(136,561)	2,952
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit exposure of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund has no open swap contracts at June 30, 2013.

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Fee	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CMBX NA.AAA 6/A3[2]	5/11/63	DBAG	11,325	542	0.500	(91)
CMBX NA.AAA 6/A3[2]	5/11/63	CSFBI	11,470	551	0.500	(89)
CMBX NA.AAA 6/A3[2]	5/11/63	UBSAG	11,660	431	0.500	(221)
CMBX NA.AAA 6/A3[2]	5/11/63	MSCS	21,845	1,045	0.500	(175)
CMBX NA.AAA 6/A3[2]	5/11/63	DBAG	22,655	1,102	0.500	(164)
CMBX NA.AAA 6/A3[2]	5/11/63	CSFBI	23,020	1,108	0.500	(178)
				4,779		(918)
1 CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
MSCS—Morgan Stanley Capital Services Inc.
UBSAG—UBS AG.
2 CMBX NA—North American Commercial Mortgage Backed Index—AAA Bonds.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

I. At June 30, 2013, the cost of investment securities for tax purposes was $29,722,054,000. Net unrealized appreciation of investment securities for tax purposes was $4,116,932,000, consisting of unrealized gains of $4,391,753,000 on securities that had risen in value since their purchase and $274,821,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2013
VANGUARD WELLESLEY INCOME FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.